Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2022
Assets pledged and collateral	Assets pledged
end of	2Q22	4Q21
CHF million
Total assets pledged or assigned as collateral	75,638	88,721
of which encumbered	34,424	39,105

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q22	4Q21
CHF million
Fair value of collateral received with the right to sell or repledge	245,276	289,898
of which sold or repledged	101,330	144,747

Bank
Assets pledged and collateral	Assets pledged
end of	6M22	2021
CHF million
Total assets pledged or assigned as collateral	75,638	88,721
of which encumbered	34,424	39,105

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M22	2021
CHF million
Fair value of collateral received with the right to sell or repledge	245,276	289,898
of which sold or repledged	101,330	144,747